Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (96.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 9/1/53	$13,000,000	$12,872,031
4.50%, TBA, 9/1/53	8,000,000	7,623,862
4.00%, TBA, 9/1/53	6,000,000	5,591,333
4.00%, 1/20/50	21,881	20,476

		26,107,702
U.S. Government Agency Mortgage Obligations (89.4%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 9/1/53	31,000,000	31,083,554
5.50%, TBA, 9/1/53	102,000,000	100,756,875
5.00%, TBA, 9/1/53	123,000,000	119,266,753
4.50%, TBA, 9/1/53	16,000,000	15,172,499
3.50%, TBA, 9/1/53	6,000,000	5,361,328
3.00%, TBA, 9/1/53	21,000,000	18,091,991
2.50%, TBA, 9/1/53	34,000,000	28,178,829

		317,911,829

Total U.S. government and agency mortgage obligations (cost $343,397,325)		$344,019,531

MORTGAGE-BACKED SECURITIES (87.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (34.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,811,003	$611,993
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	6,405,266	1,572,007
REMICs Ser. 4949, IO, 4.00%, 1/25/50	13,017,224	2,826,691
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	254,723	41,497
REMICs Ser. 4425, IO, 4.00%, 1/15/45	131,306	21,902
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	28,531	5,651
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	167,514	24,872
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	91,306	6,190
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,492,127	625,719
REMICs Ser. 5018, IO, 3.50%, 10/25/50	11,296,437	1,931,124
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	8,129,212	1,684,928
REMICs Ser. 5172, Class KI, IO, 3.00%, 12/25/51	6,622,271	1,196,379
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	5,230,732	591,596
REMICs Ser. 5274, IO, 2.50%, 1/25/51	14,695,435	2,353,575
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	13,386,634	2,106,253
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.797%, 8/15/56	6,927,673	788,854
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.697%, 11/15/46	28,452,785	2,823,549
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.648%, 6/25/50	2,221,704	218,947
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.648%, 9/25/49	1,859,429	174,583
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.598%, 12/25/49	1,770,812	200,288
Federal National Mortgage Association
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	394,860	93,807
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	44,677	7,531
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	205,420	45,335
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	553,397	92,087
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,458,982	828,679
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,423,228	559,766
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,603,136	561,002
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	10,291,678	2,375,649
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,533,591	1,539,183
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,132,712	398,325
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	297,286	45,573
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	283,620	36,454
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,583,351	1,022,256
REMICs Ser. 21-8, Class ID, 3.50%, 3/25/51	7,491,084	1,511,080
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	3,017,099	561,517
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	2,312,355	369,773
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	9,175,271	1,655,219
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	34,659	5,690
REMICs Ser. 21-94, Class AI, IO, 3.00%, 1/25/52	2,345,485	385,256
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	15,216,962	2,109,826
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,628,783	582,467
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	23,861	3,009
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	7,864,216	992,154
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	11,168,954	1,814,508
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	24,001,101	3,250,100
REMICs Ser. 21-42, Class EI, IO, 2.00%, 3/25/51	16,999,748	2,232,067
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.648%, 10/25/49	10,285,851	992,609
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.598%, 8/25/46	3,463,866	308,908
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.598%, 12/25/41	3,223,929	274,790
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.112%, 7/25/52	17,011,286	888,678
REMICs IFB Ser. 22-49, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.30%), 0.012%, 8/25/52	31,294,517	1,425,328
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	495,955	77,900
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	29,053	4,893
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	2,212,305	439,098
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	296,612	63,793
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	394,747	77,501
Ser. 14-132, IO, 5.00%, 9/20/44	657,424	147,611
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	4,652,014	955,904
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	81,177	16,692
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,859	1,605
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	433,595	83,601
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	46,115	9,026
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	7,538,817	1,435,445
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	145,805	26,753
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	92,039	16,759
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	311,395	42,283
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	20,884	3,807
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	14,869	2,590
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	607,505	112,388
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,816,236	706,385
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,798,444	880,446
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	28,274	4,680
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,550,121	256,499
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	71,381	13,198
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	22,537	3,007
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	2,054,965	266,734
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	40,647	1,415
Ser. 20-32, Class IA, IO, 3.965%, 3/16/47(WAC)	2,600,787	412,946
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	10,088,269	1,487,813
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	22,186,127	2,981,001
Ser. 22-34, Class IV, IO, 3.50%, 3/20/51	13,527,257	2,290,841
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,427,882	450,245
Ser. 20-74, Class BI, IO, 3.50%, 5/20/50	7,943,391	1,330,288
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	11,510,123	2,204,983
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,575,663	276,970
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	295,176	48,206
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	17,053	2,212
Ser. 13-14, IO, 3.50%, 12/20/42	21,528	2,310
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	17,491,952	1,955,807
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	10,888,295	1,550,711
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,529,578	2,287,486
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,153,095	512,028
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	16,891,430	1,906,110
Ser. 21-97, Class QI, IO, 3.00%, 6/20/51	8,053,310	1,171,264
Ser. 21-97, Class IY, IO, 3.00%, 5/20/51	13,391,837	2,034,220
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	3,667,556	561,855
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,368,638	350,954
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,598,771	852,193
Ser. 20-188, Class QI, IO, 3.00%, 10/20/50	3,442,192	523,340
Ser. 21-77, Class BI, IO, 3.00%, 7/20/50	19,839,493	2,785,796
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	17,550,889	2,377,828
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	13,116,280	1,750,236
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,665,234	622,529
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	14,809,382	1,934,709
Ser. 16-H24, IO, 2.153%, 9/20/66(WAC)	223,635	17,224
Ser. 17-H19, Class MI, IO, 2.067%, 4/20/67(WAC)	606,627	33,304
Ser. 15-H23, Class DI, IO, 1.918%, 9/20/65(WAC)	97,885	4,542
Ser. 15-H25, Class EI, IO, 1.893%, 10/20/65(WAC)	80,761	3,263
Ser. 15-H20, Class AI, IO, 1.832%, 8/20/65(WAC)	90,543	3,251
Ser. 15-H10, Class CI, IO, 1.807%, 4/20/65(WAC)	100,061	3,782
Ser. 17-H06, Class DI, IO, 1.765%, 2/20/67(WAC)	460,018	14,721
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.762%, 2/20/53	27,507,438	1,926,910
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.762%, 2/20/53	34,213,262	2,023,543
Ser. 17-H16, Class JI, IO, 1.751%, 8/20/67(WAC)	354,111	16,498
Ser. 15-H26, Class EI, IO, 1.751%, 10/20/65(WAC)	114,642	4,803
Ser. 15-H23, Class BI, IO, 1.747%, 9/20/65(WAC)	59,864	1,910
Ser. 16-H24, Class CI, IO, 1.682%, 10/20/66(WAC)	2,908,541	96,854
Ser. 14-H25, Class BI, IO, 1.669%, 12/20/64(WAC)	1,009,996	27,397
Ser. 15-H25, Class AI, IO, 1.599%, 9/20/65(WAC)	144,949	4,175
Ser. 17-H03, Class HI, IO, 1.59%, 1/20/67(WAC)	239,299	7,258
Ser. 15-H01, Class BI, IO, 1.559%, 1/20/65(WAC)	2,958,414	79,093
Ser. 12-H29, Class AI, IO, 1.334%, 10/20/62(WAC)	261,016	4,697
Ser. 12-H29, Class FI, IO, 1.334%, 10/20/62(WAC)	261,016	4,697
IFB Ser. 13-9, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.64%), 1.322%, 1/20/43	1,372,321	156,259
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.272%, 12/20/43	638,854	63,010
Ser. 19-H15, Class IH, IO, 1.248%, 9/20/69(WAC)	12,960,994	459,227
FRB Ser. 11-H07, Class FI, IO, 1.248%, 2/20/61(WAC)	55,246	1,365
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.172%, 4/20/38	29,490	3,007
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 1.062%, 3/20/53	27,125,858	1,001,107
Ser. 15-H16, Class DI, IO, 1.034%, 7/20/65(WAC)	2,779,979	157,173
IFB Ser. 23-5, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.012%, 1/20/53	36,868,318	1,228,633
Ser. 16-H15, Class AI, IO, 0.935%, 7/20/66(WAC)	11,341,581	387,848
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 0.922%, 6/20/51	2,113,182	253,757
Ser. 16-H18, Class QI, IO, 0.881%, 6/20/66(WAC)	1,106,924	49,194
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.872%, 3/20/51	2,837,114	312,866
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.872%, 3/20/51	10,156,663	1,171,539
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.872%, 11/20/50	15,605,878	1,891,006
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.872%, 8/20/50	7,669,432	893,645
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.822%, 2/20/40	19,563,612	1,742,335
FRB Ser. 15-H16, Class XI, IO, 0.78%, 7/20/65(WAC)	5,986,795	284,971
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.773%, 9/16/44	2,394,430	296,726
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.762%, 6/20/53	43,096,667	1,412,493
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.723%, 9/16/43	3,931,839	351,313
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.672%, 11/20/49	13,648,709	1,324,334
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.672%, 8/20/49	2,628,398	262,235
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.672%, 7/20/49	3,334,125	307,640
IFB Ser. 20-77, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.672%, 5/20/49	16,403,359	1,473,919
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.622%, 1/20/50	4,616,242	434,376
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.622%, 12/20/49	11,237,326	1,044,094
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.622%, 8/20/49	14,355,181	1,276,662
IFB Ser. 19-98, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.622%, 8/20/49	1,641,764	151,619
IFB Ser. 19-23, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.622%, 2/20/49	149,720	13,278
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.572%, 10/20/49	3,246,239	404,342
IFB Ser. 19-4, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.572%, 1/20/49	14,472,205	794,495
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.572%, 5/20/44	3,683,051	288,751
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.512%, 2/20/53	83,351,717	2,695,294
Ser. 17-H11, Class DI, IO, 0.495%, 5/20/67(WAC)	187,626	9,617
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.362%, 11/20/46	4,463,902	282,566
Ser. 17-H20, Class AI, IO, 0.319%, 10/20/67(WAC)	1,923,574	102,190
Ser. 15-H13, Class AI, IO, 0.311%, 6/20/65(WAC)	156,014	6,162
Ser. 17-H20, Class HI, IO, 0.257%, 10/20/67(WAC)	658,665	35,442
Ser. 16-H24, Class HI, IO, 0.215%, 9/20/66(WAC)	11,751,028	662,295
Ser. 17-H22, Class DI, IO, 0.122%, 11/20/67(WAC)	2,023,976	120,673
Ser. 17-H03, Class EI, IO, 0.117%, 1/20/67(WAC)	370,886	19,263
Ser. 15-H20, Class CI, IO, 0.107%, 8/20/65(WAC)	1,238,497	61,677
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	4,452,112	201,235
FRB Ser. 16-H19, Class AI, IO, 0.081%, 9/20/66(WAC)	4,355,629	166,733
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	77,360	2,579
Ser. 15-H10, Class HI, IO, 0.075%, 4/20/65(WAC)	100,569	3,791
Ser. 17-H06, Class MI, IO, 0.064%, 2/20/67(WAC)	912,410	30,061
Ser. 18-H02, Class IM, IO, 0.059%, 2/20/68(WAC)	1,622,471	93,037
Ser. 18-H02, Class HI, IO, 0.051%, 1/20/68(WAC)	2,652,819	128,910
Ser. 14-H21, Class AI, IO, 0.047%, 10/20/64(WAC)	831,237	22,912
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	65,937	2,301
Ser. 17-H04, Class BI, IO, 0.038%, 2/20/67(WAC)	2,737,077	107,084
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	1,097,241	51,262
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	1,701,577	49,451
Ser. 18-H01, Class AI, IO, 0.028%, 1/20/68(WAC)	8,899,738	393,368
Ser. 16-H23, Class NI, IO, 0.028%, 10/20/66(WAC)	137,594	5,284
Ser. 16-H27, Class EI, IO, 0.024%, 12/20/66(WAC)	1,935,892	50,970
Ser. 16-H11, Class KI, IO, 0.023%, 5/20/66(WAC)	6,718,998	219,657
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	1,993,425	54,783
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67(WAC)	3,138,227	89,439
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	283,321	8,840
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	666,817	19,948
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	293,491	7,581
Ser. 22-H09, Class GI, IO, zero %, 4/20/72(WAC)	25,573,171	1,353,705
Ser. 22-H09, Class IG, IO, zero %, 4/20/72(WAC)	19,883,410	912,324
Ser. 22-H01, Class EI, IO, zero %, 1/20/72(WAC)	6,152,150	317,243
Ser. 22-H01, Class BI, IO, zero %, 12/20/71(WAC)	10,691,762	443,227
Ser. 20-H04, Class AI, IO, zero %, 2/20/70(WAC)	8,943,170	355,974
Ser. 19-H14, Class IB, IO, zero %, 8/20/69(WAC)	224,022	10,120
Ser. 19-H12, Class GI, IO, zero %, 7/20/69(WAC)	9,816,893	378,696
Ser. 19-H07, Class EI, IO, zero %, 3/20/69(WAC)	19,686,935	696,307
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	4,506,847	210,245
Ser. 18-H20, Class BI, IO, zero %, 6/20/68(WAC)	5,925,800	242,095

		121,885,600
Commercial mortgage-backed securities (30.8%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	357,879
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	771,000	456,872
Ser. 19-C4, Class E, 3.25%, 8/15/52	638,000	373,910
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,145,000	729,709
Ser. 19-C5, Class E, 2.50%, 11/15/52	1,628,000	949,446
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.328%, 1/15/51(WAC)	712,000	555,872
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.176%, 4/10/51(WAC)	2,459,000	1,541,170
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	593,475
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,065,458
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,249,000	688,948
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	580,000	353,218
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	182,136
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.697%, 2/10/50(WAC)	615,000	345,473
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	888,000	573,877
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	741,000	327,814
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	318,447
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.249%, 12/15/47(WAC)	100,000	63,982
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.383%, 9/10/46(WAC)	598,000	596,089
FRB Ser. 15-GC27, Class C, 4.567%, 2/10/48(WAC)	817,000	717,859
FRB Ser. 17-P7, Class C, 4.556%, 4/14/50(WAC)	373,000	287,559
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	1,749,000	1,647,817
Ser. 16-P3, Class B, 4.271%, 4/15/49(WAC)	1,630,000	1,457,346
FRB Ser. 15-GC31, Class D, 4.17%, 6/10/48(WAC)	1,541,000	1,106,968
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47(WAC)	2,130,000	1,962,680
FRB Ser. 13-GC17, Class D, 5.235%, 11/10/46(WAC)	1,780,298	1,571,042
FRB Ser. 15-GC27, Class D, 4.567%, 2/10/48(WAC)	631,000	535,340
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	189,940
Ser. 15-P1, Class D, 3.225%, 9/15/48	1,961,000	1,558,322
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,195,496
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.08%, 4/10/47(WAC)	1,226,000	1,054,226
FRB Ser. 13-CR13, Class C, 5.033%, 11/10/46(WAC)	1,033,000	925,228
FRB Ser. 14-UBS3, Class C, 4.893%, 6/10/47(WAC)	301,000	266,027
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	324,000	261,769
FRB Ser. 14-CR14, Class C, 4.729%, 2/10/47(WAC)	650,000	521,682
FRB Ser. 14-UBS6, Class C, 4.582%, 12/10/47(WAC)	334,000	279,180
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,542,000	1,352,839
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,263,000	1,089,110
FRB Ser. 15-CR26, Class D, 3.614%, 10/10/48(WAC)	875,000	575,435
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.033%, 11/10/46(WAC)	1,860,000	1,577,497
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	1,247,000	1,114,388
FRB Ser. 14-CR17, Class E, 5.006%, 5/10/47(WAC)	1,366,000	909,114
FRB Ser. 14-CR19, Class D, 4.853%, 8/10/47(WAC)	452,000	400,039
FRB Ser. 14-CR15, Class D, 4.813%, 2/10/47(WAC)	923,000	743,738
FRB Ser. 14-CR14, Class D, 4.729%, 2/10/47(WAC)	1,073,000	818,398
FRB Ser. 13-CR7, Class D, 4.398%, 3/10/46(WAC)	1,162,572	1,005,625
FRB Ser. 15-LC19, Class E, 4.354%, 2/10/48(WAC)	1,070,000	828,068
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,306,749
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	360,910
FRB Ser. 16-COR1, Class D, 3.472%, 10/10/49(WAC)	1,501,500	1,097,146
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,126,080
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,769,000	1,537,588
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	63,742	32,476
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.453%, 9/9/24	1,041,000	1,039,944
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.497%, 8/15/48(WAC)	1,168,000	836,011
FRB Ser. 15-C2, Class C, 4.315%, 6/15/57(WAC)	1,299,000	971,334
FRB Ser. 15-C2, Class D, 4.315%, 6/15/57(WAC)	1,355,000	862,097
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.064%, 11/15/51(WAC)	1,765,000	1,148,268
Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	321,200
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.288%, 11/25/51	2,059,000	1,964,576
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	471,000	404,497
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C, 5.224%, 1/10/47(WAC)	1,880,000	1,034,000
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.569%, 8/10/43(WAC)	397,000	316,904
FRB Ser. 14-GC24, Class D, 4.657%, 9/10/47(WAC)	2,089,000	946,955
FRB Ser. 13-GC13, Class D, 3.984%, 7/10/46(WAC)	739,000	319,986
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	3,043,000	1,794,356
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	280,867
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.698%, 9/15/47(WAC)	399,000	373,049
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47(WAC)	354,000	303,268
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.039%, 1/15/47(WAC)	1,500,000	1,257,108
FRB Ser. 14-C18, Class D, 4.893%, 2/15/47(WAC)	1,135,000	634,440
FRB Ser. 14-C19, Class C19, 4.782%, 4/15/47(WAC)	2,283,000	2,101,381
FRB Ser. 13-C12, Class E, 4.102%, 7/15/45(WAC)	625,000	479,684
FRB Ser. 14-C25, Class D, 4.082%, 11/15/47(WAC)	1,500,000	1,066,449
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	42,210
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	63,838
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.526%, 9/15/50(WAC)	388,000	264,133
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	404,537
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.481%, 6/15/49(WAC)	1,101,000	665,699
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	558,987	525,609
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	740,000	456,609
FRB Ser. 13-C10, Class C, 4.249%, 12/15/47(WAC)	680,252	617,570
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46(WAC)	450,000	306,267
FRB Ser. 11-C3, Class E, 5.71%, 2/15/46(WAC)	242,000	100,932
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	276,750
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	45,000
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class B, 5.035%, 2/15/47(WAC)	2,109,000	2,079,051
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	854,000	747,110
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	1,269,440	1,168,814
FRB Ser. 17-C34, Class C, 4.314%, 11/15/52(WAC)	691,000	557,776
FRB Ser. 15-C23, Class B, 4.276%, 7/15/50(WAC)	500,000	452,500
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	709,273
FRB Ser. 13-C9, Class C, 3.884%, 5/15/46(WAC)	269,000	220,360
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,700,000	1,471,238
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 5.096%, 10/15/46(WAC)	405,000	318,450
FRB Ser. 14-C17, Class D, 4.891%, 8/15/47(WAC)	2,144,500	1,792,133
FRB Ser. 12-C6, Class E, 4.574%, 11/15/45(WAC)	1,303,000	912,073
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	400,545
FRB Ser. 15-C24, Class E, 4.468%, 5/15/48(WAC)	677,000	494,982
FRB Ser. 13-C11, Class D, 4.348%, 8/15/46(WAC)	932,000	52,262
FRB Ser. 15-C23, Class D, 4.276%, 7/15/50(WAC)	1,242,000	1,038,689
FRB Ser. 13-C10, Class E, 4.095%, 7/15/46(WAC)	369,000	100,756
FRB Ser. 13-C10, Class F, 4.095%, 7/15/46(WAC)	1,286,000	64,646
FRB Ser. 13-C9, Class D, 3.972%, 5/15/46(WAC)	881,000	708,617
FRB Ser. 13-C9, Class G, 3.972%, 5/15/46(WAC)	1,500,000	741,300
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	468,945
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	390,598
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	20,066
FRB Ser. 18-H3, Class C, 5.013%, 7/15/51(WAC)	1,174,000	952,184
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	2,528,000	2,182,345
FRB Ser. 15-MS1, Class C, 4.158%, 5/15/48(WAC)	1,181,000	1,044,250
FRB Ser. 16-BNK2, Class C, 4.014%, 11/15/49(WAC)	983,000	739,767
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	721,499	664,396
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	392,000	283,102
FRB Ser. 11-C3, Class G, 5.109%, 7/15/49(WAC)	753,000	536,223
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,305,175
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.652%, 10/25/49	1,342,655	1,307,330
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.427%, 8/9/37 (Cayman Islands)	690,823	680,771
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 5.035%, 6/15/51(WAC)	641,000	500,090
FRB Ser. 17-C3, Class C, 4.535%, 8/15/50(WAC)	1,796,000	1,445,153
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	503,044	339,459
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,527,000	1,539,579
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.144%, 1/15/59(WAC)	371,000	194,388
FRB Ser. 15-C31, Class C, 4.748%, 11/15/48(WAC)	711,000	625,606
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48(WAC)	2,119,000	1,848,903
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	2,255,000	1,926,057
Ser. 15-C31, Class D, 3.852%, 11/15/48	491,000	374,059
FRB Ser. 19-C52, Class XA, IO, 1.749%, 8/15/52(WAC)	9,838,040	626,861
FRB Ser. 21-C59, Class XA, IO, 1.658%, 4/15/54(WAC)	23,817,651	1,886,296
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.748%, 11/15/48(WAC)	783,000	501,187
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	1,040,000	765,821
FRB Ser. 13-LC12, Class D, 4.131%, 7/15/46(WAC)	381,000	96,578
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	58,415
Ser. 17-RB1, Class D, 3.401%, 3/15/50	2,367,000	1,450,228
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,026,000	1,435,318
Ser. 19-C50, Class D, 3.00%, 5/15/52	375,000	217,662
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	494,007
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	709,250	636,620
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,151,000	961,610
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.207%, 3/15/46(WAC)	883,000	853,012
Ser. 11-C4, Class E, 4.993%, 6/15/44(WAC)	806,022	546,376
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45(WAC)	77,512	71,116
FRB Ser. 12-C10, Class D, 4.496%, 12/15/45(WAC)	406,000	217,705
FRB Ser. 13-C15, Class D, 4.484%, 8/15/46(WAC)	1,324,000	327,690
FRB Ser. 13-C11, Class D, 4.135%, 3/15/45(WAC)	2,068,000	1,448,467

		109,706,974
Residential mortgage-backed securities (non-agency) (22.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.619%, 5/25/47	1,450,763	816,304
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	373,937
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.929%, 1/25/36	104,290	93,432
FRB Ser. 05-8, Class 21A1, 4.607%, 10/25/35(WAC)	299,097	248,010
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.889%, 9/25/46	59,628	39,927
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.609%, 11/25/47	835,413	613,149
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.779%, 3/25/37	162,157	132,237
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.809%, 8/25/46	196,855	172,348
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.809%, 8/25/46	219,683	180,709
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.608%, 2/20/47	229,886	176,383
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.829%, 4/25/46	29,275	23,957
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	334,164
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.511%, 2/25/60(WAC)	1,819,687	1,820,660
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 8.279%, 1/25/30 (Bermuda)	404,000	404,003
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.902%, 5/25/28	248,364	268,328
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.402%, 7/25/28	246,225	271,122
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.752%, 4/25/28	294,859	316,532
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.202%, 3/25/28	368,967	380,930
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.952%, 12/25/27	1,236,605	1,270,562
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	873,205	806,534
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.652%, 2/25/49	2,642,000	3,234,093
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.402%, 10/25/48	1,728,000	2,126,416
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.288%, 3/25/42	2,600,000	2,873,000
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.152%, 1/25/49	439,000	533,572
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.902%, 3/25/49	755,000	888,076
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.752%, 6/25/50	750,000	936,329
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.752%, 1/25/48	3,300,000	3,561,436
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.152%, 9/25/48	818,000	903,742
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.002%, 3/25/50	3,000,000	3,328,893
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.902%, 9/25/49	1,000,000	1,086,292
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 12.038%, 6/25/42	1,471,000	1,633,430
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.152%, 7/25/50	2,352,420	2,551,490
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.652%, 9/25/50	385,906	416,441
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M2, (US 30 Day Average SOFR + 5.25%), 10.538%, 5/25/42	2,000,000	2,118,519
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.538%, 3/25/42	2,759,000	2,902,123
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 10.502%, 1/25/50	800,000	789,031
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.088%, 10/25/50	1,976,000	2,134,080
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.038%, 1/25/51	1,100,000	1,058,750
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.983%, 9/25/47	800,000	776,000
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class HQA1, (US 30 Day Average SOFR + 4.51%), 9.802%, 2/25/49	2,950,000	3,185,086
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (US 30 Day Average SOFR + 4.46%), 9.752%, 3/25/49	677,000	730,761
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M2, (US 30 Day Average SOFR + 4.35%), 9.638%, 4/25/42	1,940,000	2,022,450
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (US 30 Day Average SOFR + 4.21%), 9.502%, 4/25/49	2,518,000	2,671,852
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.502%, 3/25/50	2,544,000	2,746,862
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.288%, 7/25/42	800,000	836,070
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (US 30 Day Average SOFR + 3.21%), 8.502%, 3/25/50	714,293	736,124
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B1, (US 30 Day Average SOFR + 3.11%), 8.402%, 9/25/49	500,000	511,420
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	218,184
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	375,002
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	1,799,000	1,525,315
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.152%, 10/25/28	815,168	951,987
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.152%, 10/25/28	111,112	126,148
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.152%, 8/25/28	26,567	30,287
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.902%, 5/25/29	597,316	651,195
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.652%, 4/25/29	1,555,552	1,656,456
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (US 30 Day Average SOFR + 5.16%), 10.452%, 11/25/29	1,814,000	1,991,334
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (US 30 Day Average SOFR + 4.61%), 9.902%, 12/25/30	180,000	197,615
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (US 30 Day Average SOFR + 4.56%), 9.852%, 5/25/30	284,000	307,840
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.888%, 5/25/42	500,000	567,908
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 12.046%, 9/25/42	500,000	543,466
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.638%, 4/25/43	850,000	918,000
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 10.538%, 3/25/42	500,000	527,750
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 10.046%, 9/25/42	1,000,000	1,069,178
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.788%, 4/25/42	2,540,000	2,584,234
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.788%, 1/25/42	2,146,000	2,178,860
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.752%, 7/25/31	862,000	913,181
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.502%, 9/25/31	1,291,000	1,357,730
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.288%, 1/25/42	677,000	677,846
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.789%, 5/25/36	74,918	18,633
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.609%, 1/25/36	1,054,138	326,783
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.739%, 5/25/37	312,949	177,725
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 14.288%, 10/25/34 (Bermuda)	900,000	974,152
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,287,235	1,215,719
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.713%, 6/25/36(WAC)	23,654	20,490
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (CME Term SOFR 1 Month + 0.51%), 5.829%, 6/25/37	155,942	63,174
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26(WAC)	87,169	86,314
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.929%, 6/25/37	793,469	194,542
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.578%, 2/26/37	220,098	181,237
MortgageIT Trust FRB Ser. 05-3, Class M4, (CME Term SOFR 1 Month + 1.06%), 6.374%, 8/25/35	7,178	6,737
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.752%, 7/25/29 (Bermuda)	191,000	189,285
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.902%, 7/25/29 (Bermuda)	159,000	157,174
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (CME Term SOFR 1 Month + 0.53%), 5.849%, 8/25/36	51,314	38,998
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.609%, 1/25/37	26,084	22,258
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.549%, 8/25/36	154,662	131,371
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.289%, 10/25/45	41,067	37,778

		79,247,452

Total mortgage-backed securities (cost $331,741,396)		$310,840,026

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.679%, 5/7/24	$1,083,333	$1,079,394

Total asset-backed securities (cost $1,080,117)		$1,079,394

SHORT-TERM INVESTMENTS (12.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	17,932,901	$17,932,901
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(P)	Shares	948,000	948,000
U.S. Treasury Bills 5.326%, 11/16/23(SEG)(SEGSF)(SEGTBA)		$11,300,000	11,174,096
U.S. Treasury Bills 5.453%, 10/26/23(SEGSF)		8,800,000	8,728,812
U.S. Treasury Bills 4.998%, 11/2/23(SEGSF)		4,785,000	4,741,488

Total short-term investments (cost $43,533,875)			$43,525,297
TOTAL INVESTMENTS

Total investments (cost $719,752,713)			$699,464,248

FUTURES CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	1,539	$313,655,415	$313,655,415	Dec-23	$(484,247)
U.S. Treasury Note 5 yr (Short)	487	52,070,953	52,070,953	Dec-23	(332,104)
U.S. Treasury Note Ultra 10 yr (Short)	1,334	154,889,906	154,889,906	Dec-23	(1,690,251)

Unrealized appreciation					—

Unrealized (depreciation)					(2,506,602)

Total					$(2,506,602)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	$18,652,000	$(941,926)	$314,846
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	16,579,900	(1,075,207)	(41,947)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	16,579,900	(1,075,207)	(333,090)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	18,652,000	(941,926)	(491,294)
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	44,667
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(75,528)
Morgan Stanley & Co. International PLC
(3.519)/US SOFR/Oct-33 (Purchased)	Oct-23/3.519	2,683,500	(46,693)	24,822
3.519/US SOFR/Oct-33 (Purchased)	Oct-23/3.519	2,683,500	(46,693)	(33,732)

Unrealized appreciation				384,335

Unrealized (depreciation)				(975,591)

Total				$(591,256)

TBA SALE COMMITMENTS OUTSTANDING at 8/31/23 (proceeds receivable $138,142,578) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 9/1/53	$1,000,000	9/21/23	$907,955
Uniform Mortgage-Backed Securities, 5.50%, 9/1/53	38,000,000	9/14/23	37,536,874
Uniform Mortgage-Backed Securities, 5.00%, 9/1/53	91,000,000	9/14/23	88,238,004
Uniform Mortgage-Backed Securities, 4.50%, 9/1/53	8,000,000	9/14/23	7,586,250
Uniform Mortgage-Backed Securities, 4.00%, 9/1/53	5,000,000	9/14/23	4,615,625

Total			$138,884,708

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,571,000	$118,941		$(45)	1/6/28	3.5615% — Annually	US SOFR — Annually	$168,088
		98,000	801		(1)	3/3/33	US SOFR — Annually	3.723% — Annually	(1,443)
		3,959,000	185,004		(52)	3/15/33	3.234% — Annually	US SOFR — Annually	218,742
		2,517,000	105,185		(33)	3/24/33	US SOFR — Annually	3.2975% — Annually	(125,089)
		4,698,000	290,806		(62)	4/6/33	3.45% — Annually	US SOFR — Annually	330,311
		4,530,000	195,334		(60)	4/20/33	US SOFR — Annually	3.283% — Annually	(226,217)
		3,759,000	171,373		(50)	5/3/33	3.253% — Annually	US SOFR — Annually	195,236
		4,118,000	138,777		(33)	5/17/28	US SOFR — Annually	3.261% — Annually	(162,087)
		5,977,000	173,333		(68)	5/23/30	US SOFR — Annually	3.4095% — Annually	(202,840)
		255,251,000	1,511,086	(E)	(390,373)	9/20/25	4.40% — Annually	US SOFR — Annually	1,120,713
		9,322,000	373	(E)	(130,258)	9/20/28	US SOFR — Annually	4.00% — Annually	(129,885)
		41,615,000	701,629	(E)	(569,731)	9/20/33	US SOFR — Annually	3.60% — Annually	(1,271,369)
		20,603,000	1,212,487	(E)	(216,521)	9/20/53	US SOFR — Annually	3.20% — Annually	(1,429,007)
		414,000	1,577		(2)	6/30/25	4.649% — Annually	US SOFR — Annually	1,972
		4,786,000	58,629		(39)	6/30/28	US SOFR — Annually	3.76% — Annually	(70,697)
		12,585,000	47,697		(47)	6/30/25	US SOFR — Annually	4.65% — Annually	(59,775)
		6,258,000	33,918		(50)	7/3/28	3.917% — Annually	US SOFR — Annually	47,270
		15,505,000	77,990		(146)	7/5/28	3.9255% — Annually	US SOFR — Annually	109,815
		15,434,000	16,051		(58)	7/5/25	US SOFR — Annually	4.7985% — Annually	(26,226)
		6,436,000	134,577		(85)	7/5/33	US SOFR — Annually	3.5625% — Annually	(151,696)
		4,470,000	19,534		(36)	7/6/28	US SOFR — Annually	3.9405% — Annually	(28,553)
		15,100,000	11,325		(57)	7/6/25	US SOFR — Annually	4.815% — Annually	(20,821)
		5,806,000	121,926		(77)	7/6/33	US SOFR — Annually	3.5615% — Annually	(137,155)
		6,221,000	240,939		(212)	7/10/53	3.322% — Annually	US SOFR — Annually	258,068
		5,741,000	176,249		(195)	7/11/53	3.3665% — Annually	US SOFR — Annually	191,403
		8,965,000	5,469		(34)	7/11/25	4.8855% — Annually	US SOFR — Annually	(1,203)
		3,501,000	910		(46)	7/11/33	3.817% — Annually	US SOFR — Annually	7,947
		4,196,000	881		(55)	7/12/33	3.8175% — Annually	US SOFR — Annually	9,162
		2,955,000	8,185		(39)	7/12/33	US SOFR — Annually	3.786% — Annually	(14,227)
		3,813,000	22,192		(50)	7/12/33	US SOFR — Annually	3.7485% — Annually	(30,190)
		5,361,000	62,724		(71)	7/14/33	US SOFR — Annually	3.676% — Annually	(74,098)
		2,835,000	22,113		(23)	7/14/28	US SOFR — Annually	3.8595% — Annually	(27,405)
		20,722,000	67,347		(78)	7/14/25	US SOFR — Annually	4.6615% — Annually	(83,322)
		7,229,000	132,146		(95)	7/14/33	US SOFR — Annually	3.595% — Annually	(148,281)
		9,140,000	163,789		(121)	7/14/33	US SOFR — Annually	3.5995% — Annually	(184,133)
		8,325,000	178,238		(110)	7/17/33	US SOFR — Annually	3.5565% — Annually	(196,182)
		2,894,057	34,758		(27)	7/24/28	3.761% — Annually	US SOFR — Annually	38,203
		3,602,000	95,561		(48)	7/17/53	US SOFR — Annually	3.4935% — Annually	(103,618)
		6,122,000	330,894		(208)	7/18/53	US SOFR — Annually	3.2365% — Annually	(346,411)
		10,296,000	46,126		(39)	7/18/25	US SOFR — Annually	4.586% — Annually	(54,544)
		1,926,000	46,551		(25)	7/18/33	US SOFR — Annually	3.5225% — Annually	(50,705)
		10,479,000	116,107		(84)	7/19/28	3.783% — Annually	US SOFR — Annually	134,682
		4,268,000	121,425		(56)	7/21/33	US SOFR — Annually	3.47% — Annually	(130,333)
		3,276,000	72,694		(43)	7/24/33	US SOFR — Annually	3.547% — Annually	(78,817)
		51,478,085	1,103,690		(680)	7/31/33	3.556% — Annually	US SOFR — Annually	1,160,575
		13,396,000	265,509		(177)	7/25/33	3.576% — Annually	US SOFR — Annually	289,210
		4,468,000	65,277		(59)	7/27/33	3.64% — Annually	US SOFR — Annually	72,515
		2,334,000	33,306		(31)	7/31/33	US SOFR — Annually	3.644% — Annually	(36,753)
		22,447,000	9,652		(84)	7/31/25	4.841% — Annually	US SOFR — Annually	(768)
		6,359,000	68,486		(84)	7/31/33	3.687% — Annually	US SOFR — Annually	77,466
		7,039,000	42,234		(93)	7/31/33	3.7455% — Annually	US SOFR — Annually	51,808
		13,113,000	144,374		(173)	8/1/33	3.684% — Annually	US SOFR — Annually	162,329
		5,508,000	10,465		(44)	8/1/28	US SOFR — Annually	3.989% — Annually	(16,677)
		4,270,000	42,828		(56)	8/2/33	US SOFR — Annually	3.696% — Annually	(48,638)
		19,913,000	6,173		(75)	8/3/25	4.8275% — Annually	US SOFR — Annually	1,502
		5,719,000	65,769		(194)	8/4/53	3.4715% — Annually	US SOFR — Annually	73,761
		1,245,000	3,287		(16)	8/4/33	US SOFR — Annually	3.7865% — Annually	(4,780)
		3,770,000	11,461		(50)	8/4/33	3.7815% — Annually	US SOFR — Annually	15,899
		11,129,000	44,961		(147)	8/7/33	3.868% — Annually	US SOFR — Annually	(33,961)
		6,489,000	104,278		(221)	8/8/53	3.624% — Annually	US SOFR — Annually	(97,211)
		7,712,000	34,010		(102)	8/8/33	US SOFR — Annually	3.7645% — Annually	(42,051)
		8,706,000	1,132		(115)	8/9/33	US SOFR — Annually	3.82% — Annually	(7,261)
		2,511,000	22,047		(33)	8/10/33	US SOFR — Annually	3.711% — Annually	(24,530)
		1,929,000	9,143		(66)	8/11/53	US SOFR — Annually	3.5085% — Annually	(11,233)
		6,065,000	4,791		(80)	8/14/33	3.8085% — Annually	US SOFR — Annually	9,254
		15,608,000	7,648		(206)	8/15/33	3.824% — Annually	US SOFR — Annually	3,069
		6,326,000	35,426		(84)	8/15/33	3.8865% — Annually	US SOFR — Annually	(31,269)
		3,848,000	82,501		(131)	8/18/53	3.653% — Annually	US SOFR — Annually	(80,160)
		6,175,000	96,083		(82)	8/21/33	4.0075% — Annually	US SOFR — Annually	(93,719)
		3,719,000	61,066		(49)	8/21/33	US SOFR — Annually	4.018% — Annually	59,556
		11,376,000	6,484		(43)	8/22/25	US SOFR — Annually	4.8105% — Annually	4,884
		3,957,000	152,780		(135)	8/24/53	3.7475% — Annually	US SOFR — Annually	(151,547)
		12,826,000	153,014		(169)	8/28/33	US SOFR — Annually	3.9625% — Annually	150,937
		42,076,000	69,846		(158)	8/28/25	US SOFR — Annually	4.8585% — Annually	67,619
		1,847,000	20,742		(24)	8/28/33	US SOFR — Annually	3.954% — Annually	20,441
		5,847,000	41,397		(47)	8/28/28	US SOFR — Annually	4.1815% — Annually	40,622
		26,783,000	209,443		(216)	8/29/28	4.1975% — Annually	US SOFR — Annually	(207,196)
		9,750,000	165,750		(332)	8/29/53	US SOFR — Annually	3.6275% — Annually	164,059
		2,916,000	19,333		(23)	8/30/28	US SOFR — Annually	4.1705% — Annually	19,127
		7,692,000	82,458		(102)	8/31/33	US SOFR — Annually	3.9475% — Annually	82,068
		14,832,000	22,396		(56)	8/31/25	4.848% — Annually	US SOFR — Annually	(22,266)
		12,334,000	987		(163)	9/1/33	US SOFR — Annually	3.8155% — Annually	(1,150)
		14,204,000	21,874		(134)	9/5/28	4.0505% — Annually	US SOFR — Annually	(22,008)
		3,034,000	7,646		(103)	9/5/53	US SOFR — Annually	3.5455% — Annually	7,543
		5,913,000	6,563		(56)	9/5/28	4.041% — Annually	US SOFR — Annually	(6,619)
		24,099,000	2,410		(90)	9/5/25	US SOFR — Annually	4.758% — Annually	2,320
		20,004,000	14,203		(264)	9/5/33	US SOFR — Annually	3.8055% — Annually	(14,467)

	Total				$(1,314,790)				$(1,152,417)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB-/P	$34	$5,330	$1,020	1/17/47	300 bp — Monthly	$(983)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	8,834	22,153	3,516	5/11/63	200 bp — Monthly	5,327
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	243,013	11/18/54	500 bp — Monthly	123,171
	CMBX NA BB.13 Index	BB-/P	25,194	252,000	99,691	12/16/72	500 bp — Monthly	(74,253)
	CMBX NA BB.13 Index	BB-/P	30,616	336,000	132,922	12/16/72	500 bp — Monthly	(101,979)
	CMBX NA BB.13 Index	BB-/P	52,944	561,000	221,932	12/16/72	500 bp — Monthly	(168,443)
	CMBX NA BB.13 Index	BB-/P	408,566	1,579,000	624,652	12/16/27	500 bp — Monthly	(214,551)
	CMBX NA BB.13 Index	BB-/P	182,893	2,006,000	793,574	12/16/72	500 bp — Monthly	(608,730)
	CMBX NA BB.14 Index	BB/P	49,557	452,000	180,484	12/16/72	500 bp — Monthly	(130,487)
	CMBX NA BB.6 Index	B/P	37,728	157,106	49,677	5/11/63	500 bp — Monthly	(11,797)
	CMBX NA BB.6 Index	B/P	114,988	171,443	54,210	5/11/63	500 bp — Monthly	60,945
	CMBX NA BB.6 Index	B/P	71,327	262,242	82,921	5/11/63	500 bp — Monthly	(11,339)
	CMBX NA BB.6 Index	B/P	489,542	732,365	231,574	5/11/63	500 bp — Monthly	258,680
	CMBX NA BB.6 Index	B/P	754,500	901,418	285,028	5/11/63	500 bp — Monthly	470,348
	CMBX NA BB.7 Index	B-/P	60,373	1,171,281	452,700	1/17/47	500 bp — Monthly	(391,188)
	CMBX NA BB.9 Index	B/P	204	1,000	387	9/17/58	500 bp — Monthly	(182)
	CMBX NA BB.9 Index	B/P	66,168	324,000	125,356	9/17/58	500 bp — Monthly	(58,872)
	CMBX NA BB.9 Index	B/P	68,460	326,000	126,129	9/17/58	500 bp — Monthly	(57,352)
	CMBX NA BBB-.10 Index	BB+/P	15,138	122,000	32,220	11/17/59	300 bp — Monthly	(17,011)
	CMBX NA BBB-.10 Index	BB+/P	24,219	222,000	58,630	11/17/59	300 bp — Monthly	(34,282)
	CMBX NA BBB-.13 Index	BBB-/P	10,635	113,000	30,261	12/16/72	300 bp — Monthly	(19,561)
	CMBX NA BBB-.13 Index	BBB-/P	35,956	410,000	109,798	12/16/72	300 bp — Monthly	(73,603)
	CMBX NA BBB-.15 Index	BBB-/P	521,104	1,951,000	473,313	11/18/64	300 bp — Monthly	48,929
	CMBX NA BBB-.16 Index	BBB-/P	276,187	1,215,000	295,245	4/17/65	300 bp — Monthly	(18,349)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	110	2,519	174	1/17/47	200 bp — Monthly	(63)
	CMBX NA BB.7 Index	B-/P	44,810	331,681	128,195	1/17/47	500 bp — Monthly	(83,063)
	CMBX NA BBB-.7 Index	BB-/P	1,379	18,654	3,569	1/17/47	300 bp — Monthly	(2,179)
	Goldman Sachs International
	CMBX NA BB.14 Index	BB/P	30,981	199,000	79,461	12/16/72	500 bp — Monthly	(48,286)
	CMBX NA BB.14 Index	BB/P	39,633	314,000	125,380	12/16/72	500 bp — Monthly	(85,442)
	CMBX NA BB.6 Index	B/P	122,657	178,014	56,288	5/11/63	500 bp — Monthly	66,542
	CMBX NA BB.6 Index	B/P	296,785	538,222	170,186	5/11/63	500 bp — Monthly	127,122
	CMBX NA BB.6 Index	B/P	449,674	787,322	248,951	5/11/63	500 bp — Monthly	201,489
	CMBX NA BB.9 Index	B/P	264,866	655,000	253,420	9/17/58	500 bp — Monthly	12,083
	CMBX NA BBB-.16 Index	BBB-/P	222,820	857,000	208,251	4/17/65	300 bp — Monthly	15,069
	CMBX NA BBB-.16 Index	BBB-/P	216,598	900,000	218,700	4/17/65	300 bp — Monthly	(1,577)
	CMBX NA BBB-.7 Index	BB-/P	370	4,441	850	1/17/47	300 bp — Monthly	(477)
	CMBX NA BBB-.7 Index	BB-/P	3,816	32,867	6,287	1/17/47	300 bp — Monthly	(2,452)
	CMBX NA BBB-.7 Index	BB-/P	4,227	46,191	8,836	1/17/47	300 bp — Monthly	(4,582)
	CMBX NA BBB-.7 Index	BB-/P	4,856	50,633	9,686	1/17/47	300 bp — Monthly	(4,801)
	CMBX NA BBB-.7 Index	BB-/P	23,196	182,989	35,006	1/17/47	300 bp — Monthly	(11,703)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	23,189	289,000	123,721	5/11/63	500 bp — Monthly	(100,251)
	CMBX NA BB.6 Index	B/P	973,994	1,130,207	357,372	5/11/63	500 bp — Monthly	617,724
	CMBX NA BBB-.14 Index	BBB-/P	6,310	102,000	24,939	12/16/72	300 bp — Monthly	(18,570)
	CMBX NA BBB-.7 Index	BB-/P	21,129	79,947	15,294	1/17/47	300 bp — Monthly	5,882
	CMBX NA BBB-.8 Index	BB-/P	19,336	124,000	23,672	10/17/57	300 bp — Monthly	(4,263)
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	22,364	119,472	37,777	5/11/63	500 bp — Monthly	(15,297)
	CMBX NA BB.7 Index	B-/P	16,216	132,673	51,278	1/17/47	500 bp — Monthly	(34,932)
	CMBX NA BB.7 Index	B-/P	27,163	284,157	109,827	1/17/47	500 bp — Monthly	(82,387)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	BB-/P	2,116	25,000	9,390	11/18/54	500 bp — Monthly	(7,250)
	CMBX NA BB.13 Index	BB-/P	4,036	44,000	17,406	12/16/72	500 bp — Monthly	(13,328)
	CMBX NA BB.13 Index	BB-/P	7,720	83,000	32,835	12/16/72	500 bp — Monthly	(25,034)
	CMBX NA BB.13 Index	BB-/P	61,641	641,000	253,580	12/16/72	500 bp — Monthly	(191,316)
	CMBX NA BB.13 Index	BB-/P	83,550	910,000	359,996	12/16/72	500 bp — Monthly	(275,561)
	CMBX NA BB.13 Index	BB-/P	280,942	1,515,000	599,334	12/16/72	500 bp — Monthly	(316,919)
	CMBX NA BB.14 Index	BB/P	115,506	944,000	376,939	12/16/72	500 bp — Monthly	(260,515)
	CMBX NA BB.15 Index	BB/P	284,725	1,766,000	625,694	11/18/64	500 bp — Monthly	(339,252)
	CMBX NA BB.6 Index	B/P	18,060	25,687	8,122	5/11/63	500 bp — Monthly	9,963
	CMBX NA BB.6 Index	B/P	7,415	36,439	11,522	5/11/63	500 bp — Monthly	(4,071)
	CMBX NA BB.6 Index	B/P	467,596	824,956	260,851	5/11/63	500 bp — Monthly	207,547
	CMBX NA BB.6 Index	B/P	963,350	1,668,430	527,558	5/11/63	500 bp — Monthly	437,415
	CMBX NA BB.9 Index	B/P	40,857	102,000	39,464	9/17/58	500 bp — Monthly	1,492
	CMBX NA BBB-.14 Index	BBB-/P	293	6,000	1,467	12/16/72	300 bp — Monthly	(1,171)
	CMBX NA BBB-.14 Index	BBB-/P	11,448	73,000	17,849	12/16/27	300 bp — Monthly	(6,358)
	CMBX NA BBB-.16 Index	BBB-/P	25,914	114,000	27,702	4/17/65	300 bp — Monthly	(1,722)

Upfront premium received			8,882,370		Unrealized appreciation			2,669,728

Upfront premium (paid)			—		Unrealized (depreciation)			(3,935,784)

	Total		$8,882,370				Total	$(1,266,056)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(1,514)	$4,491	$713	5/11/63	(200 bp) — Monthly	$(803)
	CMBX NA A.7 Index	(22)	2,519	174	1/17/47	(200 bp) — Monthly	151
	CMBX NA BB.10 Index	(78,285)	307,000	131,427	11/17/59	(500 bp) — Monthly	52,843
	CMBX NA BB.10 Index	(61,722)	256,000	109,594	11/17/59	(500 bp) — Monthly	47,623
	CMBX NA BB.10 Index	(13,985)	134,000	57,365	11/17/59	(500 bp) — Monthly	43,250
	CMBX NA BB.10 Index	(12,061)	110,000	47,091	11/17/59	(500 bp) — Monthly	34,923
	CMBX NA BB.11 Index	(25,963)	509,000	191,180	11/18/54	(500 bp) — Monthly	164,723
	CMBX NA BB.11 Index	(8,456)	163,000	61,223	11/18/54	(500 bp) — Monthly	52,609
	CMBX NA BB.8 Index	(198,983)	556,626	237,512	10/17/57	(500 bp) — Monthly	37,988
	CMBX NA BBB-.10 Index	(66,196)	385,000	101,679	11/17/59	(300 bp) — Monthly	35,258
	CMBX NA BBB-.10 Index	(25,080)	205,000	54,141	11/17/59	(300 bp) — Monthly	28,941
	CMBX NA BBB-.10 Index	(3,824)	30,000	7,923	11/17/59	(300 bp) — Monthly	4,081
	CMBX NA BBB-.10 Index	(6,256)	21,000	5,546	11/17/59	(300 bp) — Monthly	(723)
	CMBX NA BBB-.12 Index	(272,677)	1,689,000	450,794	8/17/61	(300 bp) — Monthly	177,132
	CMBX NA BBB-.12 Index	(8,468)	123,000	32,829	8/17/61	(300 bp) — Monthly	24,289
	CMBX NA BBB-.13 Index	(10,154)	134,000	35,885	12/16/72	(300 bp) — Monthly	25,653
	CMBX NA BBB-.13 Index	(3,463)	68,000	18,210	12/16/72	(300 bp) — Monthly	14,708
	CMBX NA BBB-.13 Index	(3,429)	68,000	18,210	12/16/72	(300 bp) — Monthly	14,742
	CMBX NA BBB-.7 Index	(60,813)	246,946	47,241	1/17/47	(300 bp) — Monthly	(13,716)
	CMBX NA BBB-.7 Index	(989)	174,106	33,306	1/17/47	(300 bp) — Monthly	32,216
	CMBX NA BBB-.8 Index	(219,000)	1,460,000	278,714	10/17/57	(300 bp) — Monthly	58,862
	CMBX NA BBB-.8 Index	(31,496)	227,000	43,334	10/17/57	(300 bp) — Monthly	11,706
	CMBX NA BBB-.8 Index	(13,459)	97,000	18,517	10/17/57	(300 bp) — Monthly	5,002
	CMBX NA BBB-.9 Index	(946)	4,000	849	9/17/58	(300 bp) — Monthly	(99)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	181,514	11/17/59	(500 bp) — Monthly	130,681
	CMBX NA BB.10 Index	(27,719)	223,000	95,466	11/17/59	(500 bp) — Monthly	67,531
	Goldman Sachs International
	CMBX NA A.6 Index	(1,060)	4,790	760	5/11/63	(200 bp) — Monthly	(302)
	CMBX NA A.6 Index	(589)	1,796	285	5/11/63	(200 bp) — Monthly	(304)
	CMBX NA A.6 Index	(615)	1,796	285	5/11/63	(200 bp) — Monthly	(331)
	CMBX NA A.6 Index	(488)	1,497	238	5/11/63	(200 bp) — Monthly	(251)
	CMBX NA A.6 Index	(393)	1,197	190	5/11/63	(200 bp) — Monthly	(203)
	CMBX NA A.6 Index	(291)	898	143	5/11/63	(200 bp) — Monthly	(148)
	CMBX NA A.6 Index	(291)	898	143	5/11/63	(200 bp) — Monthly	(148)
	CMBX NA A.6 Index	(305)	898	143	5/11/63	(200 bp) — Monthly	(163)
	CMBX NA A.6 Index	(201)	599	95	5/11/63	(200 bp) — Monthly	(106)
	CMBX NA A.6 Index	(198)	599	95	5/11/63	(200 bp) — Monthly	(103)
	CMBX NA A.6 Index	(198)	599	95	5/11/63	(200 bp) — Monthly	(103)
	CMBX NA A.6 Index	(174)	599	95	5/11/63	(200 bp) — Monthly	(80)
	CMBX NA A.6 Index	(86)	299	48	5/11/63	(200 bp) — Monthly	(39)
	CMBX NA BB.10 Index	(286,885)	1,268,000	542,831	11/17/59	(500 bp) — Monthly	254,713
	CMBX NA BB.9 Index	(9,105)	57,000	22,053	9/17/58	(500 bp) — Monthly	12,893
	CMBX NA BB.9 Index	(6,258)	52,000	20,119	9/17/58	(500 bp) — Monthly	13,810
	CMBX NA BB.9 Index	(1,903)	49,000	18,958	9/17/58	(500 bp) — Monthly	17,007
	CMBX NA BB.9 Index	(4,641)	39,000	15,089	9/17/58	(500 bp) — Monthly	10,410
	CMBX NA BB.9 Index	(3,026)	29,000	11,220	9/17/58	(500 bp) — Monthly	8,166
	CMBX NA BBB-.12 Index	(866,614)	4,835,000	1,290,462	8/17/61	(300 bp) — Monthly	421,027
	CMBX NA BBB-.13 Index	(18,566)	245,000	65,611	12/16/72	(300 bp) — Monthly	46,902
	CMBX NA BBB-.13 Index	(366)	6,000	1,607	12/16/72	(300 bp) — Monthly	1,238
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(234)	898	143	5/11/63	(200 bp) — Monthly	(92)
	CMBX NA BB.7 Index	(1,047,367)	2,117,810	818,534	1/17/47	(500 bp) — Monthly	(230,895)
	CMBX NA BBB-.8 Index	(10,823)	78,000	14,890	10/17/57	(300 bp) — Monthly	4,022
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	143,414	11/17/59	(500 bp) — Monthly	124,026
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(97)	299	48	5/11/63	(200 bp) — Monthly	(49)
	CMBX NA BB.10 Index	(68,344)	225,000	96,323	11/17/59	(500 bp) — Monthly	27,760
	CMBX NA BB.10 Index	(14,053)	134,000	57,365	11/17/59	(500 bp) — Monthly	43,182
	CMBX NA BB.7 Index	(63,621)	336,632	130,108	1/17/47	(500 bp) — Monthly	66,160
	CMBX NA BB.7 Index	(34,709)	178,217	68,881	1/17/47	(500 bp) — Monthly	33,998
	CMBX NA BB.8 Index	(85,881)	229,029	97,726	10/17/57	(500 bp) — Monthly	11,623
	CMBX NA BB.8 Index	(32,734)	86,006	36,699	10/17/57	(500 bp) — Monthly	3,881
	CMBX NA BB.9 Index	(33,197)	941,000	364,073	9/17/58	(500 bp) — Monthly	329,961
	CMBX NA BB.9 Index	(2,815)	72,000	27,857	9/17/58	(500 bp) — Monthly	24,972
	CMBX NA BB.9 Index	(5,559)	65,000	25,149	9/17/58	(500 bp) — Monthly	19,526
	CMBX NA BB.9 Index	(3,447)	56,000	21,666	9/17/58	(500 bp) — Monthly	18,165
	CMBX NA BB.9 Index	(4,844)	32,000	12,381	9/17/58	(500 bp) — Monthly	7,506
	CMBX NA BB.9 Index	(2,305)	16,000	6,190	9/17/58	(500 bp) — Monthly	3,870
	CMBX NA BBB-.12 Index	(165,119)	1,268,000	338,429	8/17/61	(300 bp) — Monthly	172,571
	CMBX NA BBB-.13 Index	(123)	2,000	536	12/16/72	(300 bp) — Monthly	411
	CMBX NA BBB-.8 Index	(208,302)	1,339,000	255,615	10/17/57	(300 bp) — Monthly	46,532
	CMBX NA BBB-.8 Index	(107,262)	684,000	130,576	10/17/57	(300 bp) — Monthly	22,915
	CMBX NA BBB-.8 Index	(88,846)	629,000	120,076	10/17/57	(300 bp) — Monthly	30,863
	CMBX NA BBB-.8 Index	(49,050)	360,000	68,724	10/17/57	(300 bp) — Monthly	19,464
	CMBX NA BBB-.8 Index	(38,653)	285,000	54,407	10/17/57	(300 bp) — Monthly	15,587
	CMBX NA BBB-.8 Index	(27,649)	202,000	38,562	10/17/57	(300 bp) — Monthly	10,795
	CMBX NA BBB-.8 Index	(21,183)	148,000	28,253	10/17/57	(300 bp) — Monthly	6,984
	CMBX NA BBB-.8 Index	(14,210)	112,000	21,381	10/17/57	(300 bp) — Monthly	7,105
	CMBX NA BBB-.8 Index	(5,625)	36,000	6,872	10/17/57	(300 bp) — Monthly	1,226
	CMBX NA BBB-.8 Index	(488)	3,000	573	10/17/57	(300 bp) — Monthly	83

Upfront premium received		—			Unrealized appreciation		2,904,266

Upfront premium (paid)		(4,563,235)			Unrealized (depreciation)		(248,658)

	Total	$(4,563,235)				Total	$2,655,608
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through Auguast 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $355,804,873.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$20,223,800	$52,850,807	$55,141,706	$165,545	$17,932,901

	Total Short-term investments	$20,223,800	$52,850,807	$55,141,706	$165,545	$17,932,901
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $6,803,545.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,650,561.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $90,951.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $3,622,675 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,522,254 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,650,561 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,079,394	$—
Mortgage-backed securities	—	310,840,026	—
U.S. government and agency mortgage obligations	—	344,019,531	—
Short-term investments	948,000	42,577,297	—

Totals by level	$948,000	$698,516,248	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(2,506,602)	$—	$—
Forward premium swap option contracts	—	(591,256)	—
TBA sale commitments	—	(138,884,708)	—
Interest rate swap contracts	—	162,373	—
Credit default contracts	—	(2,929,583)	—

Totals by level	$(2,506,602)	$(142,243,174)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$129,700,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$1,088,600,000
OTC credit default contracts (notional)	$57,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com